Goodwill, Software and Other Intangible Assets - Additional Information (Detail) $ in Millions, $ in Billions			3 Months Ended			12 Months Ended
	Aug. 01, 2020 CAD ($)	Aug. 01, 2019	Oct. 31, 2020 CAD ($)	Apr. 30, 2020 CAD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2020 USD ($)	Nov. 08, 2019	Oct. 31, 2018 CAD ($)
Disclosure of intangible assets material to entity [line items]
Assets			$ 769,551		$ 651,604	$ 769,551	$ 651,604
Cash flow projection period						ten-year
Goodwill			5,253		5,449	$ 5,253	5,449			$ 5,564
Goodwill impairment charge						248	135
Cash-generating units [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			5,253		5,449	5,253	5,449
Canadian Commercial Banking and Wealth Management [member]
Disclosure of intangible assets material to entity [line items]
Net additions and disposals of gross carrying amount						0	0
Canadian Commercial Banking and Wealth Management [member] | Cash-generating units [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			954		954	954	954
Corporate and Other [member]
Disclosure of intangible assets material to entity [line items]
Net additions and disposals of gross carrying amount						459	81
Corporate and Other [member] | Cash-generating units [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			98		327	98	327
U.S. Commercial Banking and Wealth Management [member]
Disclosure of intangible assets material to entity [line items]
Impairment loss	$ 0
Terminal growth rate	4.00%	3.50%
Forecasted cash flows discounted at after-tax rate	10.20%	9.00%
Forecasted cash flows discounted at pre-tax rate	12.40%
Net additions and disposals of gross carrying amount						8	10
U.S. Commercial Banking and Wealth Management [member] | Cash-generating units [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			4,131		4,084	4,131	4,084
Capital Markets [member]
Disclosure of intangible assets material to entity [line items]
Net additions and disposals of gross carrying amount						0	1
Capital Markets [member] | Cash-generating units [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			63		77	63	77
Canadian Personal and Business Banking [member]
Disclosure of intangible assets material to entity [line items]
Net additions and disposals of gross carrying amount						1	12
Canadian Personal and Business Banking [member] | Cash-generating units [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			7		7	7	7
Canadian wealth management [member]
Disclosure of intangible assets material to entity [line items]
Impairment loss						0
Low end level of price-to-earnings multiples	7.9	8.0
High end level of price-to-earnings multiples	13.7	10.9
First Caribbean International Bank Limited [member]
Disclosure of intangible assets material to entity [line items]
Assets								$ 12
Impairment loss						0
Percentage Of Voting Equity Interests Sold									66.73%
Goodwill impairment charge			$ 220	$ 28	$ 135	$ 220	$ 28